UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     American Real Estate Holdings Limited Partnership
Address:  100 South Bedford Road
          Mt. Kisco, New York  10549

Form 13F File Number:  28-05849

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin  L.  Hirsch
Title: Authorized Signatory of American Property Investors Inc., the general partner of American Real Estate Holdings Limited Partnership
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Martin L. Hirsch
--------------------
Martin L. Hirsch                    New York, New York                   5/15/06
[Signature]                         [City, State]                        [Date]

Report Type (check only one):

[ ] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


         Form 13F File Number               Name
         --------------------               ----

         28-4333                            Carl C. Icahn